Capital Stock, Warrants and Stock Options (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Equity [Abstract]
Schedule of Estimated Using the Binomial Model to Determine the Fair Value of Warrant Liabilities

The fair value of the warrant liabilities related to the various tranches of warrants issued during the period were estimated using the Binomial model to determine the fair value using the following assumptions as at March 31, 2023 and December 31, 2022:

April 2022 special warrants issuance	March 31, 2023	December 31, 2022
Expected life	732 days	822 days
Volatility	120%	120%
Risk free interest rate	3.74%	4.06%
Dividend yield	0%	0%
Share price (C$)	$0.105	$0.17
Fair value	$1,174,663	$2,406,104
Change in derivative liability	$(1,231,441)

April 2022 non-brokered issuance	March 31, 2023	December 31, 2022
Expected life	732 days	822 days
Volatility	120%	120%
Risk free interest rate	3.74%	4.06%
Dividend yield	0%	0%
Share price (C$)	$0.105	$0.17
Fair value	$45,673	$93,553
Change in derivative liability	$(47,880)

June 2022 issuance	March 31, 2023	December 31, 2022
Expected life	732 days	822 days
Volatility	120%	120%
Risk free interest rate	3.74%	3.72%
Dividend yield	0%	0%
Share price (C$)	$0.105	$0.17
Fair value	$35,101	$77,429
Change in derivative liability	$(42,328)

February 2021 issuance	March 31, 2023	December 31, 2022
Expected life	1,046 days	1,136 days
Volatility	120%	120%
Risk free interest rate	3.51%	3.72%
Dividend yield	0%	0%
Share price (C$)	$0.105	$0.17
Fair value	$682,573	$1,335,990
Change in derivative liability	$(653,416)

August 2020 issuance	March 31, 2023	December 31, 2022
Expected life	153 days	243 days
Volatility	120%	120%
Risk free interest rate	3.74%	4.06%
Dividend yield	0%	0%
Share price (C$)	$0.105	$0.17
Fair value	$1	$903,697
Change in derivative liability	$(903,696)

June 2019 issuance	March 31, 2023	December 31, 2022
Expected life	1,006 days	1,096 days
Volatility	120%	120%
Risk free interest rate	3.51%	3.82%
Dividend yield	0%	0%
Share price (C$)	$0.105	$0.17
Fair value	$338,608	$725,737
Change in derivative liability	$(387,129)

August 2019 issuance	March 31, 2023	December 31, 2022
Expected life	1,006 days	1,096 days
Volatility	120%	120%
Risk free interest rate	3.51%	3.82%
Dividend yield	0%	0%
Share price (C$)	$0.105	$0.17
Fair value	$520,399	$1,115,369
Change in derivative liability	$(594,970)

The fair value of the warrant liabilities related to the various tranches of warrants issued during the period were estimated using the Binomial model to determine the fair value using the following assumptions on the day of issuance and as at December 31, 2022 and December 31, 2021:

April 2022 special warrants issuance	December 31, 2022	April 1, 2022
Expected life	822 days	1,096 days
Volatility	120%	120%
Risk free interest rate	4.06%	2.35%
Dividend yield	0%	0%
Share price (C$)	$0.17	$0.29
Fair value	$2,406,104	$5,947,232
Change in derivative liability	$(3,541,128)	$-

April 2022 non-brokered issuance	December 31, 2022	April 1, 2022
Expected life	822 days	1,096 days
Volatility	120%	120%
Risk free interest rate	4.06%	2.35%
Dividend yield	0%	0%
Share price (C$)	$0.17	$0.29
Fair value	$93,553	$186,190
Change in derivative liability	$(92,637)	$-

May 2022 Teck issuance	December 31, 2022	May 13, 2022
Expected life	864 days	1,096 days
Volatility	120%	120%
Risk free interest rate	4.06%	2.68%
Dividend yield	0%	0%
Share price (C$)	$0.17	$0.25
Fair value	$684,497	$1,273,032
Change in derivative liability	$(588,535)	$-

June 2022 issuance	December 31, 2022	June 30, 2022
Expected life	822 days	1,006 days
Volatility	120%	120%
Risk free interest rate	3.72%	3.14%
Dividend yield	0%	0%
Share price (C$)	$0.17	$0.20
Fair value	$77,429	$113,425
Change in derivative liability	$(35,996)	$-

February 2021 issuance	December 31, 2022	December 31, 2021
Expected life	1,136 days	1,501 days
Volatility	120%	100%
Risk free interest rate	3.72%	1.25%
Dividend yield	0%	0%
Share price	$0.17	$0.37
Fair value	$1,335,990	$3,483,745
Change in derivative liability	$(2,147,756)	$-

The warrant liabilities as a result of the August 2018, November 2018, June 2019, August 2019, and August 2020 private placements were revalued as at December 31, 2022 and December 31, 2021 using the Binomial model and the following assumptions:

August 2020 issuance	December 31, 2022	December 31, 2021
Expected life	243 days	608 days
Volatility	120%	100%
Risk free interest rate	4.06%	0.95%
Dividend yield	0%	0%
Share price	$0.17	$0.37
Fair value	$903,697	$6,790,163
Change in derivative liability	$(5,886,466)	$-

Bunker Hill Mining Corp.

Notes to Consolidated Financial Statements

Years Ended December 31, 2022 and December 31, 2021

(Expressed in United States Dollars)

June 2019 issuance (i)	December 31, 2022	December 31, 2021
Expected life	1,096 days	1,461 days
Volatility	120%	100%
Risk free interest rate	3.82%	1.02%
Dividend yield	0%	0%
Share price	$0.17	$0.37
Fair value	$725,737	$2,067,493
Change in derivative liability	$(1,341,756)	$-

(i)	During the six months ended December 31, 2020, the Company amended the exercise price to C$0.59 per common share and extended the expiry date to December 31, 2025 for 11,660,000 warrants.

August 2019 issuance (ii)	December 31, 2022	December 31, 2021
Expected life	1,096 days	1,461 days
Volatility	120%	100%
Risk free interest rate	3.82%	1.02%
Dividend yield	0%	0%
Share price	$0.17	$0.37
Fair value	$1,115,369	$3,177,485
Change in derivative liability	$(2,062,116)	$-

(ii)	During the six months ended December 31, 2020, the Company amended the exercise price to C$0.59 per common share and extended the expiry date to December 31, 2025, for 17,920,000 warrants. The terms of the remaining 2,752,900 warrants remain unchanged.

Schedule of Warrant Activity

Outstanding warrants at March 31, 2023 and March 31, 2022 were as follows:

		Weighted	Weighted
		average	average
	Number of	exercise price	grant date
	warrants	(C$)	value ($)

Balance, December 31, 2021	111,412,712	$0.54	$0.18
Expired	(239,284)	0.70	0.21
Balance, March 31, 2022	111,173,428	0.52	0.18

Balance, December 31, 2022	162,129,064	$0.49	$0.17
Exercised	(10,416,667)	0.11	0.12
Balance, March 31, 2023	151,712,397	$0.50	$0.17

		Weighted	Weighted
		average	average
	Number of	exercise price	grant date
	warrants	(C$)	value ($)

Balance, December 31, 2020	95,777,806	$0.54	$0.18
Issued	19,994,080	0.60	0.19
Expired	(4,359,174)	0.59	0.19
Balance, December 31, 2021	111,412,712	$0.54	$0.18
Issued	50,955,636	0.37	0.15
Expired	(239,284)	0.70	0.21
Balance, December 31, 2022	162,129,064	$0.49	$0.17

Schedule of Warrants Outstanding Exercise Price

At March 31, 2023, the following warrants were outstanding:

	Exercise	Number of	Number of warrants
Expiry date	price (C$)	warrants	exercisable

August 31, 2023	0.50	58,284,148	58,284,148
December 31, 2025	0.59	32,895,200	32,895,200
February 9, 2026	0.60	17,112,500	17,112,500
February 16, 2026	0.60	2,881,580	2,881,580
April 1, 2025	0.37	40,538,969	40,538,969
		151,712,397	151,712,379

At December 31, 2022, the following warrants were outstanding:

	Exercise	Number of	Number of warrants
Expiry date	price (C$)	warrants	exercisable

August 31, 2023	0.50	58,284,148	58,284,148
December 31, 2025	0.59	32,895,200	32,895,200
February 9, 2026	0.60	17,112,500	17,112,500
February 16, 2026	0.60	2,881,580	2,881,580
April 1, 2025	0.37	40,538,969	40,538,969
May 13, 2025	0.37	10,416,667	10,416,667
		162,129,064	162,129,064

Schedule of Compensation Options

At March 31, 2023, the following broker options were outstanding:

		Weighted
	Number of	average
	broker	exercise price
	options	(C$)

Balance, December 31, 2021	3,590,907	0.35
Issued – April 2022 Compensation Options	1,879,892	0.30
Balance, December 31, 2022	5,470,799	$0.34
Issued – March 2023 Compensation Options	2,070,258	0.12
Balance, March 31, 2023	7,541,057	0.28

At December 31, 2022, the following compensation options were outstanding:

		Weighted
	Number of	average
	broker	exercise price
	options	(C$)

Issued - August 2020 Compensation Options	3,239,907	$0.35
Balance, December 31, 2020	3,239,907	$0.35
Issued – February 2021 Compensation Options	351,000	0.40
Balance, December 31, 2021	3,590,907	0.35
Issued – April 2022 Compensation Options	1,879,892	0.30
Balance, December 31, 2022	5,470,799	$0.34

Schedule of Estimated Using Black-Scholes Valuation Model for Fair Value of Broker Options
Grant Date	Risk free interest rate	Dividend yield	Volatility	Stock price	Weighted average life
March 2023	3.4%	0%	120%	C$0.11	3 years

Grant Date	Risk free interest rate	Dividend yield	Volatility	Stock price	Weighted average life
August 2020	0.31%	0%	100%	C$0.35	3 years
February 2021	0.26%	0%	100%	C$0.40	3 years
April 1, 2022	2.34%	0%	120%	C$0.30	2 years

Schedule of Broker Exercise Prices

	Exercise	Number of	Grant date Fair value
Expiry date	price (C$)	broker options	($)

August 31, 2023 (i)	$0.35	3,239,907	$521,993
February 16, 2024 (ii)	$0.40	351,000	$68,078
April 1, 2024 (iii)	$0.30	1,879,892	$264,435
March 27, 2026(v)	$0.12	2,070,057	$111,971
		7,541,057	$966,477

i)	Exercisable into one August 2020 Unit
ii)	Exercisable into one February 2021 Unit
iii)	Exercisable into one April 2022 Unit
iv)	Exercisable into one March 2023 Unit

	Exercise	Number of	Fair value
Expiry date	price (C$)	broker options	($)

August 31, 2023 (i)	$0.35	3,239,907	$521,993
February 16, 2024 (ii)	$0.40	351,000	$68,078
April 1, 2024 (iii)	$0.30	1,879,892	$264,435
		5,470,799	$854,506

(i)	Exercisable into one August 2020 Unit
(ii)	Exercisable into one February 2021 Unit

(iii)	Exercisable into one April 2022 Unit

Schedule of Stock Options

The following table summarizes the stock option activity during the three months ended March 31, 2023:

		Weighted
		average
	Number of	exercise price
	stock options	(C$)

Balance, December 31, 2022	9,053,136	$0.58
Granted	700,000	$0.15
Expired, May 1, 2022	(47,000)	$10.00
Forfeited	(150,000)	$0.15
Expired, December 31, 2022	(235,500)	$0.50
Balance, December 31, 2022	9,320,636	$0.51
Balance, March 31, 2023	9,320,636	$0.51

The following table summarizes the stock option activity during the years ended December 31, 2022 and 2021:

		Weighted
		average
	Number of	exercise price
	stock options	(C$)

Balance, December 31, 2020	8,015,159	$0.62
Granted (i)	1,037,977	0.34
Balance, December 31, 2021	9,053,136	$0.58
Granted (ii)	700,000	0.15
Expired May 1, 2022	(47,500)	10.00
Forfeited November 25, 2022	(150,000)	0.15
Expired December 31, 2022	(235,500)	0.50
Balance, December 31, 2022	9,320,636	$0.51

(i)	On February 19, 2021, 1,037,977 stock options were issued to an officer of the Company, of which 273,271 stock options vested immediately and the balance of 764,706 stock options vested on December 31, 2021. These options have a 5-year life and are exercisable at C$0.335 per common share. The grant date fair value of the options was estimated at $204,213. The vesting of these options resulted in stock-based compensation of $nil for the year ended December 31, 2022 ($204,213 for the year ended December 31, 2021) which is included in operation and administration expenses on the consolidated statements of income (loss) and comprehensive income (loss).

(ii)

On August 24, 2022, 300,000 stock options were issued to an employee of the Company, of which 150,000 vested immediately and the remaining balance of outstanding options to vest equally over the next two anniversaries of the grant date. These options have a 5-year life and are exercisable at C$0.15 per common share. The grant fair value of the options was estimated at $28,930. The vesting of these options resulted in stock-based compensation of $15,594 for the year ended December 31, 2022, which is included in the operation and administration expense of the consolidated statements of income (loss) and comprehensive income (loss).

(iii)	On November 23, 2022, 400,000 stock options were issued to an employee of the Company, of which 200,000 vested immediately and the remaining balance of outstanding options to vest equally over the next two anniversaries of the grant date. These options have a 5-year life and are exercisable at C$0.15 per common share. The grant fair value of the options was estimated at $37,387. The vesting of these options resulted in stock-based compensation of $20,191 for the year ended December 31, 2022, which is included in the operation and administration expense of the consolidated statements of income (loss) and comprehensive income (loss).

Schedule of Estimated Using Black-Scholes Valuation Model for Fair value of Stock Options

The fair value of these stock options was determined on the date of grant using the Black-Scholes valuation model, and using the following underlying assumptions:

	Risk free interest rate	Dividend yield	Volatility	Stock price	Weighted average life
(i)	0.64%	0%	100%	C$0.34	5 years
(ii)	3.27%	0%	120%	C$0.15	5 years
(iii)	3.22%	0%	120%	C$0.15	5 years

Schedule of Actual Stock Options Issued and Outstanding

The following table reflects the actual stock options issued and outstanding as of March 31, 2023:

			Number of
	remaining	Number of	options
Exercise	contractual	options	vested	Grant date
price (C$)	life (years)	outstanding	(exercisable)	fair value ($)
0.60	0.50	200,000	200,000	52,909
0.60	1.57	1,575,000	1,575,000	435,069
0.55	2.06	5,957,659	2,978,830	1,536,764
0.335	2.89	1,037,977	1,037,977	204,213
0.15	0.65	150,000	150,000	14,465
0.15	4.65	400,000	200,000	37,387
		9,320,636	6,141,807	$2,280,807

The following table reflects the actual stock options issued and outstanding as of December 31, 2022:

			Number of
	remaining	Number of	options
Exercise	contractual	options	vested	Grant date
price (C$)	life (years)	outstanding	(exercisable)	fair value ($)
0.60	0.75	200,000	200,000	52,909
0.60	1.82	1,575,000	1,575,000	435,069
0.55	2.30	5,957,659	2,978,830	1,536,764
0.335	3.14	1,037,977	1,037,977	204,213
0.15	0.90	150,000	150,000	14,465
0.15	4.90	400,000	200,000	37,387
		9,320,636	6,141,807	$2,280,807

Schedule of Estimated Fair Value of Special Warrant Liabilities

March 2023 special warrants issuance	March 31, 2023	Grant Date
Expected life	1,092 days	1096 days
Volatility	120%	120%
Risk free interest rate	3.51%	3.40%
Dividend yield	0%	0%
Share price (C$)	$0.105	$0.11
Fair value	$2,815,761	$2,781,323
Change in derivative liability	$34,438	$-